Accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting policies
Schedule of depreciation and amortisation expense

Plant and equipment	18 –100 years
Pipelines, networks, and lines	16 – 63 years
Buildings	18 – 55 years
Other	9 – 30 years